Note Payable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 31, 2020
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of debt	$ 0	$ 743
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 700
Gain (Loss) on extinguishment of debt	$ 700